Long-term loans	12 Months Ended
Dec. 31, 2019
Long-term loans [abstract]
Long-term loans
25	Long-term loans

Long-term loans comprised the following:

	As at 31 December
	2019	2018
Loans from Huaneng Group and its subsidiaries (a)	5,403,574	4,724,753
Bank loans and other loans (b)	128,619,138	145,444,257

	134,022,712	150,169,010

Less: Current portion of long-term loans	18,658,114	20,620,849

Total	115,364,598	129,548,161

(a)	Loans from Huaneng Group and its subsidiaries

Details of loans from Huaneng Group and its subsidiaries are as follows:

	As at 31 December 2019
	Original currency	RMB equivalent	Less: Current portion	Non-current portion	Annual interest rate
	’000

Loans from Huaneng Group
Unsecured
RMB
- Variable rate	665,225	665,225	-	665,225	4.75%

Loans from Huaneng Finance
Unsecured
RMB
- Variable rate	3,808,800	3,808,800	413,200	3,395,600	4.28%-4.75%
- Fixed rate	28,000	28,000	-	28,000	4.51%-4.61%

Loans from Huaneng Tiancheng Financial Leasing Co., Ltd. (“Tiancheng Financial Leasing”)
Secured
RMB
- Variable rate	580,891	580,891	246,549	334,342	4.42%-5.20%
- Fixed rate	320,658	320,658	150,000	170,658	5.10%-6.60%

Total		5,403,574	809,749	4,593,825

	As at 31 December 2018
	Original currency	RMB equivalent	Less: Current portion	Non-current portion	Annual interest rate
	’000

Loans from Huaneng Group
Unsecured
RMB
- Variable rate	665,225	665,225	-	665,225	4.75%

Loans from Huaneng Finance
Unsecured
RMB
- Variable rate	3,596,000	3,596,000	469,200	3,126,800	4.28%-4.75%

Loans from Huaneng Tiancheng Financial Leasing Co., Ltd. (“Tiancheng Financial Leasing”)
Secured
RMB
- Variable rate	463,528	463,528	141,265	322,263	4.42%-4.75%

Total		4,724,753	610,465	4,114,288

(b)	Bank loans and other loans

Details of bank loans and other loans are as follows:

	As at 31 December 2019
	Original currency	RMB equivalent	Less: Current portion	Non-current portion	Annual interest rate
	’000
Secured
RMB
- Fixed rate	5,032,030	5,032,030	1,262,520	3,769,510	4.41%-4.90%
- Variable rate	4,528,406	4,528,406	521,689	4,006,717	4.28%-4.90%
S$
- Variable rate	79,371	410,658	-	410,658	2.93%
Unsecured
RMB
- Fixed rate	7,477,712	7,477,712	1,803,335	5,674,377	2.65%-5.39%
- Variable rate	88,504,897	88,504,897	12,691,426	75,813,471	1.80%-6.55%
US$
- Variable rate	1,430,672	9,974,968	1,095,931	8,879,037	2.90%-6.82%
S$
- Variable rate	2,400,063	12,417,684	431,622	11,986,062	3.33%
€
- Fixed rate	15,451	120,760	34,772	85,988	2.00%-2.15%
JPY
- Fixed rate	2,372,009	152,023	7,070	144,953	0.75%

Total		128,619,138	17,848,365	110,770,773

	As at 31 December 2018
	Original currency	RMB equivalent	Less: Current portion	Non- current portion	Annual interest rate
	’000
Secured
RMB
- Fixed rate	5,853,730	5,853,730	1,211,700	4,642,030	4.41%-4.90%
- Variable rate	3,504,911	3,504,911	528,586	2,976,325	4.28%-4.90%
S$
- Variable rate	20,359	101,920	-	101,920	3.25%
Unsecured
RMB
- Fixed rate	11,133,929	11,133,929	4,184,303	6,949,626	2.00%-5.39%
- Variable rate	101,626,230	101,626,230	12,589,306	89,036,924	1.80%-6.55%
US$
- Variable rate	1,548,255	10,625,985	910,948	9,715,037	1.74%-7.29%
S$
- Variable rate	2,451,466	12,272,527	530,272	11,742,255	3.46%
€
- Fixed rate	21,841	171,393	48,441	122,952	0.75%-2.15%
JPY
- Fixed rate	2,482,335	153,632	6,828	146,804	0.75%

Total		145,444,257	20,010,384	125,433,873

As at 31 December 2019, long-term loans of approximately RMB7,287 million were secured by future electricity revenue (31 December 2018: RMB8,938 million).

As at 31 December 2019, long-term loans of RMB3,586 million (31 December 2018: RMB986 million) were secured by certain property, plant and equipment with a net book value amounting to approximately RMB4,913 million (31 December 2018: RMB1,756 million).

Certain subsidiaries of the Group had sales and leaseback agreements with Tiancheng Financial Leasing and other financial leasing companies. According to the agreements, these subsidiaries have an option to buy back the equipment at a nominal price (RMB1) when the lease term expires. The substance of the transaction was to obtain financing secured by relevant assets within the leasing period. As at 31 December 2019, the equipment mentioned above had total carrying amounts of RMB1,955 million and RMB2,958 million (31 December 2018: RMB769 million and RMB987 million) respectively, which were recognised in property, plant and equipment while the long-term borrowings were RMB902 million and RMB2,684 million (31 December 2018: RMB464 million and RMB522 million) from Tiancheng Financial Leasing and other financial leasing companies, respectively.

As at 31 December 2019, long-term loans of approximately RMB8,797 million were guaranteed by Huaneng Group or other third parties. Please refer to Note 37(c) for details of long term loans guaranteed by the related parties.

The maturity of long-term loans is as follows:

	Loans from
	Huaneng Group and its subsidiaries		Bank loans and other loans
	As at 31 December		As at 31 December
	2019	2018	2019	2018

1 year or less	809,749	610,465	17,848,365	20,010,384
More than 1 year but no more than 2 years	1,320,611	760,580	28,426,578	27,940,579
More than 2 years but no more than 3 years	1,389,225	1,104,684	18,597,867	33,477,976
More than 3 years but no more than 4 years	106,719	805,024	11,400,277	14,109,277
More than 4 years but no more than 5 years	87,509	97,000	18,140,495	11,216,306
More than 5 years	1,689,761	1,347,000	34,205,556	38,689,735

	5,403,574	4,724,753	128,619,138	145,444,257
Less: amount due within 1 year included under current liabilities	809,749	610,465	17,848,365	20,010,384

Total	4,593,825	4,114,288	110,770,773	125,433,873